Events after the balance sheet date - Additional Informations (Detail) £ in Millions, $ in Billions	Feb. 28, 2021 USD ($)	Mar. 08, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of non-adjusting events after reporting period [line items]
Nominal amount			£ 1,974	£ 2,336
Events after reporting period [member]
Disclosure of non-adjusting events after reporting period [line items]
Payments for legal charges		£ 100
Major Borrowing Amendments [Member] | Revolving credit facilities [member]
Disclosure of non-adjusting events after reporting period [line items]
Nominal amount | $	$ 1
Borrowings, maturity year	2025